Other Assets-Other / Other Liabilities	12 Months Ended
Mar. 31, 2011
Other Assets-Other / Other Liabilities
Other Assets-Other / Other Liabilities

11. Other assets—Other / Other liabilities:

The following table presents Other assets-Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Other assets—Other:
Securities received as collateral	¥5,503	¥43,624	$527
Goodwill and other intangible assets	134,015	116,834	1,412
Deferred tax assets	308,679	241,911	2,923
Investments in equity securities for other than operating purposes(1)	9,636	11,915	144
Other	140,913	154,209	1,863

Total	¥598,746	¥568,493	$6,869

Other liabilities:
Obligation to return securities received as collateral	¥5,503	¥43,624	$527
Accrued income taxes	28,015	10,123	122
Other accrued expenses and provisions	411,327	404,048	4,882
Other	50,138	94,521	1,142

Total	¥494,983	¥552,316	$6,673

(1)	Other assets—Other includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities in the amounts of ¥5,236 million and ¥4,400 million, respectively as of March 31, 2010, and ¥6,496 million ($79 million) and ¥5,419 million ($65 million) respectively, as of March 31, 2011. These securities are carried at fair value, with changes in fair value reported within Revenue—Other in the consolidated statements of operations.

Goodwill is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.

Changes in goodwill, which are reported in the consolidated balance sheets within Other assets-Other, are as follows.

	Millions of yen				Translation into millions of U.S. dollars
	Year ended March 31
	2010		2011		2011
Balance at beginning of year	¥70,459		¥79,818		$965
Increases due to business combinations	13,003	(1)	—		—
Other	(3,644	)(2)	(9,595	)(3)	(116)

Balance at end of year	¥79,818		¥70,223	(4)	$849

(1)	¥10,206 million ($109 million) is related to Lehman and ¥1,193 million ($13 million) is related to Torc Investments & Research, which is a consolidated subsidiary of Instinet, Inc. In addition, ¥902 million ($10 million) is related to NikkoCiti Trust and Banking Corporation, which is a consolidated subsidiary of The Nomura Trust & Banking Co., Ltd. and changed its name to NCT Trust and Banking Corporation on March 1, 2010. In addition, ¥702 million ($8 million) relates to the acquisition in March 2010, of Nexen Energy Marketing London (which became a subsidiary of Nomura European Investment Limited).
(2)	Decrease of ¥3,560 million ($38 million) relates to currency translation adjustments.
(3)	Decrease of ¥7,276 million ($88 million) relates to currency translation adjustments.
(4)	¥69,800 million ($843 million) is attributed to Nomura's Wholesale segment.

Impairment testing

The goodwill impairment test is performed in two steps. In the first step, the current fair value of each reporting unit is compared with its carrying value, including goodwill. If the fair value is less than the carrying value, then a second step is performed. In the second step, the implied current fair value of the reporting unit's goodwill is determined by comparing the fair value of the reporting unit to the fair value of the net assets of the reporting unit, as if the reporting unit were being acquired in a business combination. The impairment is recognized if the carrying value of goodwill exceeds its implied current fair value. Goodwill impairment testing is performed at a level below Nomura's business segments.

The primary method the Company uses to estimates fair value of its reporting unit is the income approach. The assumptions used in the valuations of the reporting units include estimates of future cash flows and the cost of equity used to discount those cash flows to a present value. The valuation of the reporting units is dependent upon economic conditions. Deterioration in these assumptions as well as in market conditions could cause the estimated fair values of these reporting units and their associated goodwill to decline, which may result in an impairment charge to earnings in a future period related to some portion of the associated goodwill.

The gross carrying amounts of other intangible assets subject to amortization were ¥59,513 million and ¥56,023 million ($677 million) as of March 31, 2010 and 2011, respectively. These amounts primarily comprise client relationships related to the acquisitions of Instinet and Lehman, which will be amortized based on a weighted-average amortization period of 15 years and 10 years, respectively. The gross carrying amounts of other intangible assets not subject to amortization were ¥8,015 million and ¥8,231 million ($99 million) as of March 31, 2010 and 2011, respectively. Accumulated amortization of other intangible assets amounted to ¥13,331 million and ¥17,643 million ($213 million) as of March 31, 2010 and 2011, respectively.